Organization - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended
	Mar. 30, 2016	Apr. 30, 2018	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Jun. 15, 2016	Mar. 01, 2016
Common stock shares issued		24,150,000	138,049,718	65,285,962	65,001,037
Proceeds from issuance of IPO and private placement		$ 631.3
Fund raised with equity financing transaction	$ 150.2
Contributed fund by parent	75.0
Commitments on remaining funds	$ 75.2
Proceeds from stock sale						$ 93.2
IPO [Member]
Shares issued		21,000,000
Shares issued, price per share		$ 22.00
Private Placement [Member]
Shares issued		4,545,455
Shares issued, price per share		$ 22.00
Underwriter [Member]
Stock option exercised		3,150,000
Foundation Holding LLC [Member]
Ownership Percentage By Parent			100.00%	100.00%
Ceridian Holding and Ceridian Holding II [Member] | Sponsors [Member]
Ownership percentage by sponsors			96.00%	96.00%
Ceridian Holding and Ceridian Holding II [Member] | Other Individuals [Member]
Minority interest ownership percentage by other			4.00%	4.00%
Common Class A [Member]
Common stock shares issued							10,063,749
Common Class B [Member]
Common stock shares issued							10,063,749